Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information Line Items
Entity Central Index Key	0002030834
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42457
Entity Registrant Name	OneConstruction Group Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 11, 5/F, Tower 1, Harbour Centre
Entity Address, Address Line Two	1 Hok Cheung Street, Hunghom
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ONEG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	16,000,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of OneConstruction Group Limited and its subsidiaries (collectively, the “Group”) as of March 31, 2026 and 2025, the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the three years ended March 31, 2026, and the related notes to the consolidated financial statements (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Group as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the three years ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Unit 11, 5/F, Tower 1, Harbour Centre
Entity Address, Address Line Two	1 Hok Cheung Street, Hunghom
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Contact Personnel Name	Ka Chun Gordon Li
City Area Code	(+852)
Local Phone Number	2123 8400
Contact Personnel Email Address	gli@oneconstruction.com.hk
Entity Address, Postal Zip Code	00000